Warrants - (Details)	Jul. 13, 2021 $ / shares shares	Sep. 30, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Feb. 16, 2023 $ / shares	Dec. 16, 2022 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants purchased | shares	199,241	15,625	9,962
Exercise price	$ 100.00	$ 100.00
Underwriter Initial public offering price (in percentage)		125.00%
Underwriter warrants term	5 years	5 years	5 years
Purchase Price of Common Stock, Percent	7.0
Sale of stock exercise price	$ 0.65875		$ 13.175
Subsequent Events
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock exercise price				$ 0.527
IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants purchased | shares	312,500
Exercise price	$ 5.00
Redemption premium (as a percent)	125.00%
Securities Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of warrants purchased | shares					199,241
Underwriter warrants term					5 years
Sale of stock exercise price					$ 0.65875
Securities Purchase Agreement | Subsequent Events
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock exercise price				$ 0.527